Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Summary of option and warrant activity
	December 31,
	2015	2014
Shares available for grant at plan approval	300,000	-
Options granted	(47,700)	-

Shares available for grant at end of year	252,300	-

Share - based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Summary of option and warrant activity
Share-based Compensation	2015	2014
Research and Development	$260,204	$308,847
General and Administrative	394,277	411,303
Total	$654,481	$720,150

Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Summary of option and warrant activity

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2013	205,151	$26.30
Granted	63,750	17.90
Exercised	(3,667)	7.70
Forfeited	(16,406)	31.30
Balance at December 31, 2014	248,828	$24.00
Granted	60,534	11.90
Exercised	(3,312)	5.80
Forfeited	(29,189)	31.30
Balance at December 31, 2015	276,861	$21.30

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$3.00-$22.00	8.03	217,084	148,443
$22.60-$41.00	5.36	17,477	17,477
$46.40-$94.00	3.22	42,300	42,300
Total	7.28	276,861	208,220

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Summary of option and warrant activity
	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2013	815,653	$21.70
Granted	116,932	14.80
Exercised	(58,608)	16.50
Expired	(147,027)	34.90
Balance at December 31, 2014	726,950	$11.50
Exercised	(174,643)	6.40
Expired	(59,695)	55.90
Balance at December 31, 2015	492,612	$7.40

Weighted-average range of exercise prices for options and warrants outstanding and exercisable
Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$5.10-$5.30	2.4	381,180	381,180
$14.80-$20.50	4.0	111,432	111,432
Total	2.7	492,612	492,612